UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 SHAWNEE MISSION PARKWAY, SUITE 100 FAIRWAY, KANSAS	66205
(Address of principal executive offices)	(Zip code)

M3SIXTY ADMINISTRATION, LLC

4300 SHAWNEE MISSION PARKWAY, SUITE 100
FAIRWAY, KANSAS 66205

(Name and address of agent for service)

Registrant's telephone number, including area code: 877.244.6235

Date of fiscal year end: September 30th

Date of reporting period: 07/01/2019 to 06/30/2020

ITEM 1.	PROXY VOTING RECORD:

The filing for Timber Point Alternative Income Fund, a series of 360 Funds Trust, is attached.

Meeting Date Range: 01-Jul-2019 To 30-Jun-2020
Selected Accounts
INVESCO
Security:	46138G508			Meeting Type:		Special
Ticker:	BKLN			Meeting Date:		19-Aug-2019
ISIN	US46138G5080			Vote Deadline Date:		16-Aug-2019
Agenda	935061921	Management		Total Ballot Shares:		28000
Last Vote Date:	16-Jul-2019
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR		For	None
1	Ronn R. Bagge				28000	0	0	0
2	Todd J. Barre				28000	0	0	0
3	Kevin M. Carome				28000	0	0	0
4	E. P. Giambastiani, Jr.				28000	0	0	0
5	Victoria J. Herget				28000	0	0	0
6	Marc M. kole				28000	0	0	0
7	Yung Bong Lim				28000	0	0	0
8	Joanne Pace				28000	0	0	0
9	Gary R. Wicker				28000	0	0	0
10	Donald H. Wilson				28000	0	0	0
ROYCE VALUE TRUST, INC.
Security:	780910105			Meeting Type:		Annual
Ticker:	RVT			Meeting Date:		24-Sep-2019
ISIN	US7809101055			Vote Deadline Date:		23-Sep-2019
Agenda	935069612	Management		Total Ballot Shares:		80052
Last Vote Date:	19-Aug-2019
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR		For	None
1	Patricia W. Chadwick				20000	0	0	0
2	Arthur S. Mehlman				20000	0	0	0
3	Michael K. Shields				20000	0	0	0
MFS MULTIMARKET INCOME TRUST
Security:	552737108			Meeting Type:		Annual
Ticker:	MMT			Meeting Date:		03-Oct-2019
ISIN	US5527371083			Vote Deadline Date:		02-Oct-2019
Agenda	935073863	Management		Total Ballot Shares:		76750
Last Vote Date:	26-Aug-2019
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR		For	None
1	Maureen R. Goldfarb				30500	0	0	0
2	Robert J. Manning				30500	0	0	0
3	Maryanne L. Roepke				30500	0	0	0
4	Laurie J. Thomsen				30500	0	0	0
EATON VANCE LIMITED DURATION INCOME FD
Security:	27828H105			Meeting Type:		Annual
Ticker:	EVV			Meeting Date:		16-Jan-2020
ISIN	US27828H1059			Vote Deadline Date:		15-Jan-2020
Agenda	935112211	Management		Total Ballot Shares:		82797
Last Vote Date:	06-Dec-2019
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR		For	None
1	Thomas E. Faust Jr.				50475	0	0	0
2	Mark R. Fetting				50475	0	0	0
3	Keith Quinton				50475	0	0	0
2	A non-binding shareholder proposal that the Board take the necessary steps to declassify the Board of Trustees of the Fund so that all Trustees are elected on an annual basis.		Against	None	0	50475	0	0
GUGGENHEIM FUNDS
Security:	31647Q106			Meeting Type:		Annual
Ticker:	FMO			Meeting Date:		02-Apr-2020
ISIN	US31647Q1067			Vote Deadline Date:		01-Apr-2020
Agenda	935137869	Management		Total Ballot Shares:		72893
Last Vote Date:	11-Mar-2020
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	Election of Class I Trustee: Randall C. Barnes		For	None	29157	0	0	0
2	Election of Class I Trustee: Donald A. Chubb, Jr.		For	None	29157	0	0	0
3	Election of Class I Trustee: Angela Brock-Kyle		For	None	29157	0	0	0

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

By Randy Linscott

/s/ Randy Linscott

President
Date: August 20, 2020